Loss Per Common Share (Details Narrative) - shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrant [Member]
Common shares reserved for future issuance	52,077,380
2007 Stock Option Plan [Member]
Common shares reserved for future issuance	7,200,000	7,200,000
Series A Preferred Stock [Member]
Common shares reserved for future issuance	52,077,380
Peferred Stock, Shares Issued	62,138,680	62,138,680	62,119,080
Preferred Stock, Shares Outstanding	62,138,680	62,138,680	62,119,080
Common Stock [Member]
Common shares reserved for future issuance	19,199,280